Provisions (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Other provisions		$ 1,732,684	$ 1,979,958
Incorporated		573,386	1,042,891
Used		(281,877)	(652,280)
Released		(191,607)	(223,540)
Conversion effect		(347,176)	(309,591)
Other provisions		1,590,164	1,732,684
Legal proceedings provision [member]
Other provisions	[1]	1,248,243	1,343,374
Incorporated	[1]	551,167	1,028,505
Used	[1]	(267,704)	(652,280)
Released	[1]	(124,336)	(81,249)
Conversion effect	[1]	(254,258)	(242,524)
Other provisions	[1]	1,300,695	1,248,243
Miscellaneous other provisions [member]
Other provisions		484,441	636,584
Incorporated		22,219	14,386
Used		(14,173)	0
Released		(67,271)	(142,291)
Conversion effect		(92,918)	(67,067)
Other provisions		$ 289,469	$ 484,441

[1]	See Note 34.